Related-party balances and transactions (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total current	R$ 266,662	R$ 261,280
Accounts receivable, noncurrent	932,308	935,272
Total receivables	1,198,970	1,196,552
Total	1,198,970	1,196,552
Liabilities	34,365,075	31,613,581
Agreement For The Installment Payment Of Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, noncurrent	1,361	1,361
Reimbursement G E S P 2015 [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, noncurrent	930,947	933,911
Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Total	117,891	120,378
Reimbursement For Retirement And Pension Benefits Paid [Member]
IfrsStatementLineItems [Line Items]
Total	1,081,079	1,076,174
Interest On Capital Payable [Member]
IfrsStatementLineItems [Line Items]
Liabilities	420,564	420,564
Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Total current	167,608	169,515
Allowance For Loss [Member]
IfrsStatementLineItems [Line Items]
Total current	(51,078)	(50,498)
Monthly Flow Paymentsiiandvi [Member]
IfrsStatementLineItems [Line Items]
Total current	41,929	36,241
Reimbursement G E S P 2015 [Member]
IfrsStatementLineItems [Line Items]
Total current	R$ 108,203	R$ 106,022